Quantitative and qualitaty information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commercial Portfolio Segment Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	$ 8,134,576	$ 10,037,787
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	278,326	305,488
Net Credit Losses During Period On Loans Managed And Securitized	53,990	270,266
Commercial Real Estate Construction Financing Receivable Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	251,820	206,084
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	13,812	23,771
Net Credit Losses During Period On Loans Managed And Securitized	(3,746)	(6,796)
Legacy [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	81,137	211,135
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,476	17,148
Net Credit Losses During Period On Loans Managed And Securitized	(892)	(2,583)
Finance Leases Portfolio Segment Member
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	564,389	543,761
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	4,348	5,102
Net Credit Losses During Period On Loans Managed And Securitized	3,961	3,506
Mortgages [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	8,741,757	9,315,454
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,164,513	1,033,419
Net Credit Losses During Period On Loans Managed And Securitized	54,041	260,682
Consumer [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	3,875,581	3,932,226
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	99,595	95,329
Net Credit Losses During Period On Loans Managed And Securitized	109,737	96,971
Loans Securitized Sold [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	(2,138,705)	(2,524,155)
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	(183,876)	(196,590)
Net Credit Losses During Period On Loans Managed And Securitized	(1,314)	(5,641)
Loans Held For Sale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	(106,104)	(110,426)
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	(19,878)	(1,184)
Net Credit Losses During Period On Loans Managed And Securitized	(35,674)	(362,645)
Loans Held In Portfolio [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	21,947,113	24,596,293
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	1,900,685	2,054,145
Net Credit Losses During Period On Loans Managed And Securitized	246,257	329,970
Covered Under Loss Sharing Agreements With F D I C [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Principal Amount Outstanding on Loans Managed and Securitized or Asset-backed Financing Arrangement	2,542,662	2,984,427
Delinquent Amount at End of Period on Loans Managed and Securitized or Asset-backed Financing Arrangement	540,369	771,662
Net Credit Losses During Period On Loans Managed And Securitized	$ 66,154	$ 76,210